Investment Portfolio	as of May 31, 2021 (Unaudited)
DWS ESG International Core Equity Fund
	Shares	Value ($)

Common Stocks 95.5%
Australia 4.0%
Aurizon Holdings Ltd.	17,805	49,881
Australia & New Zealand Banking Group Ltd.	1,124	24,974
Brambles Ltd.	5,872	49,170
Macquarie Group Ltd.	210	24,691
Sydney Airport (Units)*	6,458	29,337
Telstra Corp., Ltd.	9,128	24,866
Treasury Wine Estates Ltd.	10,283	92,631
Woolworths Group Ltd.	2,980	95,985
(Cost $381,664)		391,535
Austria 1.2%
Erste Group Bank AG (Cost $60,544)	2,906	119,472
Belgium 0.9%
KBC Group NV (Cost $72,775)	1,042	85,219
Denmark 2.3%
Novo Nordisk AS "B" (Cost $126,790)	2,823	223,411
Finland 1.6%
Neste Oyj (Cost $61,541)	2,397	157,990
France 13.8%
Aeroports de Paris*	225	31,187
BNP Paribas SA	3,008	205,435
Capgemini SE	1,086	202,721
Danone SA	1,249	89,044
Kering SA	185	169,286
LVMH Moet Hennessy Louis Vuitton SE	305	243,176
SEB SA	948	176,555
Valeo SA	1,549	50,670
Worldline SA 144A*	1,973	188,865
(Cost $822,382)		1,356,939
Germany 8.5%
Allianz SE (Registered)	551	145,168
BASF SE	2,450	199,712
Bayerische Motoren Werke AG	474	50,254
Deutsche Boerse AG	627	102,511
LANXESS AG	1,781	133,505
Merck KGaA	657	118,544
Puma SE	772	88,570
(Cost $598,451)		838,264
Hong Kong 0.3%
PCCW, Ltd. (Cost $24,731)	45,000	24,525

Ireland 1.9%
Kingspan Group PLC (Cost $113,074)	2,005	188,446
Italy 1.5%
Moncler SpA (Cost $28,040)	2,092	148,683
Japan 22.3%
Aeon Mall Co., Ltd.	2,900	47,119
AGC, Inc.	3,100	135,337
Amada Co., Ltd.	3,800	40,398
Astellas Pharma, Inc.	3,100	50,893
Central Japan Railway Co.	900	133,697
Chugai Pharmaceutical Co., Ltd.	4,900	187,873
CyberAgent, Inc.	8,400	168,629
Daiwa House REIT Investment Corp. (REIT)	18	50,306
Dentsu Group, Inc.	1,400	48,077
East Japan Railway Co.	400	27,948
ITOCHU Corp.	1,400	41,543
Japan Metropolitan Fund Invest (REIT)	65	65,778
Japan Post Bank Co., Ltd.	11,700	99,486
Japan Prime Realty Investment Corp. (REIT)	8	31,455
Japan Real Estate Investment Corp. (REIT)	8	48,224
KDDI Corp.	2,400	81,476
Lixil Corp.	1,500	39,415
Marubeni Corp.	5,200	45,940
Mitsubishi Corp.	4,500	122,641
Mitsubishi Electric Corp.	2,300	35,543
Mitsubishi UFJ Financial Group, Inc.	23,700	134,204
Nippon Telegraph & Telephone Corp.	1,200	32,129
SoftBank Group Corp.	1,100	82,945
Sumitomo Mitsui Financial Group, Inc.	3,500	126,299
Takeda Pharmaceutical Co., Ltd.	3,400	115,486
Terumo Corp.	3,100	119,396
Toshiba Corp.	1,800	75,541
(Cost $1,929,823)		2,187,778
Netherlands 8.2%
ASML Holding NV	518	346,616
Heineken NV	206	24,591
Koninklijke DSM NV	1,038	191,286
Koninklijke Philips NV	1,904	107,161
Royal Dutch Shell PLC "A"	6,871	131,353
(Cost $421,161)		801,007
Norway 1.7%
DNB ASA (Cost $130,606)	7,668	170,132
Portugal 0.5%
Galp Energia SGPS SA (Cost $61,426)	4,105	51,102
Spain 3.8%
Grifols SA	4,007	111,866
Iberdrola SA	14,990	201,544
Siemens Gamesa Renewable Energy SA	1,911	62,792
(Cost $280,173)		376,202

Sweden 3.5%
Assa Abloy AB "B"	2,917	89,695
Epiroc AB "A"	2,951	66,818
Epiroc AB "A", (Redemption Shares)*	2,951	1,066
Hexagon AB "B"	5,789	82,544
Skanska AB "B"	1,459	41,044
Swedbank AB "A"	3,558	63,987
(Cost $224,164)		345,154
Switzerland 8.7%
Kuehne & Nagel International AG (Registered)	331	111,800
Lonza Group AG (Registered)	207	133,340
Nestle SA (Registered)	3,126	384,990
Sika AG (Registered)	585	188,286
Swiss Prime Site AG (Registered)	355	36,256
(Cost $455,524)		854,672
United Kingdom 10.8%
BT Group PLC*	20,334	50,512
Compass Group PLC*	8,707	198,972
Diageo PLC	4,933	238,563
M&G PLC	24,046	83,527
National Grid PLC	8,142	108,640
Prudential PLC	9,925	211,648
RELX PLC	5,144	134,396
SSE PLC	1,451	31,787
(Cost $874,225)		1,058,045
Total Common Stocks (Cost $6,667,094)		9,378,576

Exchange-Traded Funds 1.5%
iShares MSCI Hong Kong ETF (a) (Cost $137,833)	5,283	148,452

Preferred Stocks 0.8%
Germany
Porsche Automobil Holding SE (Cost $55,401)	646	73,071

Securities Lending Collateral 1.5%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.01% (b) (c) (Cost $148,772)	148,772	148,772

Cash Equivalents 1.5%
DWS Central Cash Management Government Fund, 0.003% (b) (Cost $147,928)	147,928	147,928

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $7,157,028)	100.8	9,896,799
Other Assets and Liabilities, Net	(0.8)	(78,132)
Net Assets	100.0	9,818,667
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended May 31, 2021 are as follows:
Value ($) at 8/31/2020	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 5/31/2021	Value ($) at 5/31/2021
Securities Lending Collateral 1.5%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.01% (b) (c)
—	148,772 (d)	—	—	—	513	—	148,772	148,772
Cash Equivalents 1.5%
DWS Central Cash Management Government Fund, 0.003% (b)
99,429	3,373,934	3,325,435	—	—	24	—	147,928	147,928
99,429	3,522,706	3,325,435	—	—	537	—	296,700	296,700
*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at May 31, 2021 amounted to $146,120, which is 1.5% of net assets.
(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended May 31, 2021.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
MSCI: Morgan Stanley Capital International
REIT: Real Estate Investment Trust
At May 31, 2021 the DWS ESG International Core Equity Fund had the following sector diversification:
Sector Diversification	Market Value ($)	As a % of Common Stocks and Preferred Stocks
Financials	1,596,752	17%
Industrials	1,553,636	16%
Consumer Discretionary	1,199,237	12%
Health Care	1,167,970	12%
Consumer Staples	925,804	10%
Information Technology	820,746	9%
Materials	712,789	8%
Communication Services	513,159	5%
Utilities	341,971	4%
Energy	340,445	4%
Real Estate	279,138	3%
Total	9,451,647	100%
Sector diversification is subject to change.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of May 31, 2021 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$391,535	$—	$—	$391,535
Austria	119,472	—	—	119,472
Belgium	85,219	—	—	85,219
Denmark	223,411	—	—	223,411
Finland	157,990	—	—	157,990
France	1,356,939	—	—	1,356,939
Germany	838,264	—	—	838,264
Hong Kong	24,525	—	—	24,525
Ireland	188,446	—	—	188,446
Italy	148,683	—	—	148,683
Japan	2,187,778	—	—	2,187,778
Netherlands	801,007	—	—	801,007
Norway	170,132	—	—	170,132
Portugal	51,102	—	—	51,102
Spain	376,202	—	—	376,202
Sweden	345,154	—	—	345,154
Switzerland	854,672	—	—	854,672
United Kingdom	1,058,045	—	—	1,058,045
Exchange-Traded Funds	148,452	—	—	148,452
Preferred Stocks	73,071	—	—	73,071
Short-Term Investments (a)	296,700	—	—	296,700
Total	$9,896,799	$—	$—	$9,896,799
(a)	See Investment Portfolio for additional detailed categorizations.
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DEICEF-PH3
R-080548-1 (1/23)